MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2006-2

Collection Period					10/1/06 - 10/31/06
Determination Date						11/09/2006
Distribution Date						11/15/2006

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$629,009,428.15
2	.	Collections allocable to Principal				$21,866,116.08
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$6,914.25
5	.	Pool Balance on the close of the last day of the related Collection Period				$607,136,397.82
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,038.46

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$94,854,879.82		$70,616,490.59
		b.	Class A-2 Note Balance	$195,000,000.00		$195,000,000.00
		c.	Class A-3 Note Balance	$206,000,000.00		$206,000,000.00
		d.	Class A-4 Note Balance	$95,200,000.00		$95,200,000.00
		e.	Class B Note Balance	$21,100,000.00		$21,100,000.00
		f.	Class C Note Balance	$14,700,000.00		$14,700,000.00
		g.	Note Balance (sum a - f)	$626,854,879.82		$602,616,490.59

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.8038549		0.5984448
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.9643921		0.9271023

9	.	Overcollateralization Target Amount				$6,982,068.57
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,519,907.23

11	.	Weighted Average Coupon			%	10.34%

12	.	Weighted Average Original Term		months	62.48
13	.	Weighted Average Remaining Term		months	55.70

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge		$5,520,792.33
		b.	Liquidation Proceeds allocable to Finance Charge		$0.00
		c.	Purchase Amount allocable to Finance Charge		$0.00
		d.	Available Finance Charge Collections (sum a - c)		$5,520,792.33

15	.	Principal:
		a.	Collections allocable to Principal		$21,866,116.08
		b.	Liquidation Proceeds allocable to Principal		$729.19
		c.	Purchase Amount allocable to Principal		$0.00
		d.	Available Principal Collections (sum a - c)		$21,866,845.27

16	.	Total Finance Charge and Principal Collections (14d + 15d)			$27,387,637.60
17	.	Interest Income from Collection Account			$97,108.13
18	.	Simple Interest Advances			$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)			$27,484,745.73

Available Funds

20	.	Available Collections			$27,484,745.73
21	.	Reserve Account Draw Amount			$0.00
22	.	Available Funds			$27,484,745.73

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee		$524,174.52
		b.	Amount Unpaid from Prior Months		$0.00
		c.	Amount Paid		$524,174.52
		d.	Shortfall Amount (a + b - c)		$0.00

24	.	Unreimbursed Servicer Advances			$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest		$423,786.31
		b.	Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		d.	Total Class A-1 Note Interest (sum a - c)		$423,786.31

		e.	Class A-2 Monthly Interest		$859,625.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest		$0.00

		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$859,625.00

		i.	Class A-3 Monthly Interest	$884,083.33
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$884,083.33

		m.	Class A-4 Monthly Interest	$407,773.33
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$407,773.33

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$93,367.50
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$93,367.50

28	.	Secondary Principal Distributable Amount		$5,018,482.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$67,742.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$67,742.50

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$8,279,034.49

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$21,682,068.57

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$5,520,792.33
		b.	Total Daily Deposits of Principal Collections	$21,866,845.27
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$97,108.13
		e.	Total Deposits to Collection Account (sum a - d)	$27,484,745.73

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$524,174.52
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,960,571.21
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		e.	Total Withdrawals from Collection Account(sum a - d)	$27,484,745.73

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$423,786.31
		b.	Class A-2 Interest Distribution	$859,625.00
		c.	Class A-3 Interest Distribution	$884,083.33
		d.	Class A-4 Interest Distribution	$407,773.33
		e.	Class B Interest Distribution	$93,367.50
		f.	Class C Interest Distribution	$67,742.50

		g.	Class A-1 Principal Distribution	$24,238,389.23
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$26,974,767.20

37	.	Withdrawals
		a.	Class A-1 Distribution	$24,662,175.54
		b.	Class A-2 Distribution	$859,625.00
		c.	Class A-3 Distribution	$884,083.33
		d.	Class A-4 Distribution	$407,773.33
		e.	Class B Distribution	$93,367.50
		f.	Class C Distribution	$67,742.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$26,974,767.20

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$0.00
		b.	Reserve Account surplus (Ln 48)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

39	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,250,000.00	$3,250,000.00
		b.	Note Balance	$602,616,490.59

41	.	Required Reserve Account Amount		$3,250,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,250,000.00
43	.	Investment Earnings		$14,195.99
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,264,195.99
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$14,195.99
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded Regular Principal Distributable Amount exists		$0.00
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,250,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$524,174.52
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$26,960,571.21
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$14,195.99
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$0.00
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$24,662,175.54
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$859,625.00
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$884,083.33
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$407,773.33
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$93,367.50
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$67,742.50
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections, Reserve Account surplus, and Secondary Reserve Account surplus		$0.00

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$6,185.06
65	.	Cumulative Net Losses			$6,185.06
66	.	Cumulative Net Percentage			0.0010%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	405	$5,211,121.48
		b.	61 to 90 days past due	77	$996,317.60
		c.	91 or more days past due	4	$38,237.08
		d.	Total (sum a - c)	486	6,245,676.16

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 09, 2006.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer